Summary of Significant Accounting Policies - Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Amortization of acquired technologies	$ 5,755	$ 24,257	$ 24,067